VANECK COMMUNICATION SERVICES TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 35.1%
Media & Entertainment : 34.6%
Alphabet, Inc. Class A 19,576 $ 6,995,874
Alphabet, Inc. Class C 13,226 4,673,143
Meta Platforms, Inc. 5,958 3,356,082
Netflix, Inc. * 11,670 833,238
Walt Disney Co. 2,539 244,379
16,102,716
Telecommunication Services : 0.5%
Verizon Communications, Inc. 5,644 238,967
Underline
Total Common Stocks
(Cost: $15,433,556) 16,341,683
EXCHANGE TRADED FUND: 64.8%(a)
(Cost: $31,589,313)
Number
of Shares Value
State Street Communication
Services Select Sector SPDR
ETF 281,840 $ 30,193,519
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $47,022,869) 46,535,202
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $16,199)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (b) 16,199 16,199
Total Investments: 99.9%
(Cost: $47,039,068) 46,551,401
Other assets less liabilities: 0.1% 56,752
NET ASSETS: 100.0% $ 46,608,153
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 16,341,683 $ — $ — $ 16,341,683
Exchange Traded Fund 30,193,519 — — 30,193,519
Money Market Fund 16,199 — — 16,199
Total Investments $ 46,551,401 $ — $ — $ 46,551,401
*
See Schedule of Investments for industry sectors.